RELATED PARTY TRANSACTIONS - Accrued expenses and other current liabilities (Details) £ in Thousands, $ in Thousands			12 Months Ended
	Jan. 31, 2023 USD ($)	Jan. 31, 2023 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
RELATED PARTY TRANSACTIONS
Amount recorded as inventories			$ 188,582	$ 265,190
Interest expenses			58,218	10,200	$ 8,542
Related party
RELATED PARTY TRANSACTIONS
Interest expenses			19,504	0	90
Cash consideration	$ 22,296	£ 18,055
Accrued expenses and other current liabilities			213,582	289,845
Related party | Accrued expenses and other current liabilities
RELATED PARTY TRANSACTIONS
Amounts due to related parties			1,226	1,605
Related party | Purchase of products and services
RELATED PARTY TRANSACTIONS
Purchases			759,690	852,623	44,347
Cost of goods sold			774,002	549,893	839
Amount recorded as inventories			168,719
Interest expenses			$ 17,455	$ 0
Bearing interest rate			6.95%	6.95%
Related party | Purchase of products and services | Accrued expenses and other current liabilities
RELATED PARTY TRANSACTIONS
Related parties for purchase			$ 25,483	$ 27,660
Related party | Purchase of products and services | Accounts Payable
RELATED PARTY TRANSACTIONS
Related parties for purchase			410,433	340,419
Related party | Purchase of products and services | Prepayments and other current assets
RELATED PARTY TRANSACTIONS
Amount recorded as inventories				248,331
Related party | Purchase of products and services for R&D activities
RELATED PARTY TRANSACTIONS
Purchases			107,544	134,721	167,012
Related party | Purchase of products and services for R&D activities | Accrued expenses and other current liabilities
RELATED PARTY TRANSACTIONS
Amounts due to related parties			184,137	217,256
Related party | Purchase of equipment and software
RELATED PARTY TRANSACTIONS
Purchases			1,346	11,223	42,798
Related party | Purchase of equipment and software | Accrued expenses and other current liabilities
RELATED PARTY TRANSACTIONS
Amounts due to related parties			2,649	19,786
Related party | Purchase of R&D equipment and software
RELATED PARTY TRANSACTIONS
Purchases			1,346	11,223	42,798
Related party | Purchase of show cars for exhibition
RELATED PARTY TRANSACTIONS
Deposits received from related party			14	251	1,584
Deposits included in other non-current liabilities - related parties			1,471	1,634
Related party | Purchase of show cars for exhibition | Accrued expenses and other current liabilities
RELATED PARTY TRANSACTIONS
Amounts due to related parties			39	168
Related party | Staff salary, social welfare and other travel expenses | Accrued expenses and other current liabilities
RELATED PARTY TRANSACTIONS
Amounts due to related parties			5,165	14,514
Related party | Short-term lease
RELATED PARTY TRANSACTIONS
Amounts due to related parties			129	765	$ 347
Related party | Short-term lease | Accrued expenses and other current liabilities
RELATED PARTY TRANSACTIONS
Amounts due to related parties			48	323
Related party | Short-term lease | Prepayments and other current assets
RELATED PARTY TRANSACTIONS
Amounts due from related parties			$ 5	$ 82